--------------------------------------------------------------------------------
                                  T. Rowe Price
--------------------------------------------------------------------------------
                                  Annual Report
                             Maryland Tax-Free Funds
--------------------------------------------------------------------------------
                                February 28, 1999
--------------------------------------------------------------------------------
REPORT HIGHLIGHTS
================================================================================

* After trending lower through most of the period, interest rates rose in February as economic growth surged.
* Both the Maryland Short-Term Tax-Free Bond and the Maryland Tax-Free Bond Funds provided solid 6- and 12-month returns that exceeded their peer group averages.
* Below-average expenses and com-paratively strong income streams enhanced the funds' results.
* Consistent with our quality standards and duration strategy, we continued to seek bonds with attractive yields.
* We believe Maryland municipal bonds offer good value for state residents at every income tax level.

================================================================================
FELLOW SHAREHOLDERS
--------------------------------------------------------------------------------

     The environment for municipal bonds was generally positive during your fund's fiscal year ended February 28, 1999, as most interest rates were unchanged to somewhat lower on balance. Against this background, the Maryland Tax-Free Funds provided solid returns that exceeded their peer group averages for both the 6- and 12-month periods, a reflection of management decisions and below-average expenses.

================================================================================
MARKET ENVIRONMENT
--------------------------------------------------------------------------------

     Municipal bonds moved through the past year relatively unscathed by the turmoil that hit other fixed income markets. The municipal market was far less volatile than the Treasury market, which benefited from a massive flight to quality that drove 30-year yields to a record low of 4.72% in October from 5.92% in February of 1998. Municipal yields also fell, but the decline was more muted as long-term rates dropped from 5.08% to 4.64% over that same time period. As a result, municipal yields approached parity with Treasury yields among longer maturities, an unusual event in a year when significant tax reform was not under discussion.

     [Chart Showing Maryland Bond Yields from 2/98 through 2/99; Source: T.Rowe Price Associates]

     Major economic developments here and overseas during the funds' fiscal year affected the fixed income markets. In the first half, many economists expected global turmoil to slow the U.S. economy, and declining interest rates reflected these expectations. Russia's debt default in August created havoc in several markets, causing a global liquidity crisis that contributed to the flight to U.S. Treasuries. In response, the Federal Reserve cut the federal funds target rate three times last fall to cushion the domestic economy from weakness abroad and restore investor confidence. In December, however, interest rates reversed direction following signs of stronger-than-expected U.S. growth and a growing sense that the global liquidity crisis had abated. News in early 1999 that GDP had soared at a 6.1% rate in the fourth quarter further fueled the rise in rates. As a result, 30-year Treasury yields were nearly 100 basis points (one percentage point) higher at the end of February than in October. Municipal yields rose only 38 basis points, once again showing less volatility.

     On balance, municipal yields did not change significantly during the past 12 months except for one-year rates. Maryland municipal bond yields, shown in the chart on page 1, performed in line with their national counterparts, as longer rates rose in February to negate declines earlier in the period, while shorter-term yields were lower than six months ago. A steeper yield curve resulted, as money market and short-term rates fell in reaction to strong demand and the Fed's easing, while long-term yields rose in the face of heavy supply. During the past six months, intermediate-term bonds turned in the best performance.

==================================================
RISK-ADJUSTED PERFORMANCE
--------------------------------------------------

     The Maryland  Tax-Free Funds are highly rated
by   Morningstar.    Each   carried   an   overall
Morningstar  Ratingtrademark  of four  out of five
stars  for  its  risk-adjusted  performance  as of
February 28, 1999. The ratings  reflect the funds'
returns  as  well  as  the  degree  of  volatility
experienced in earning those results.  The top 10%
of the funds in each rating category  receive five
stars,  the next 22.5% receive four stars, and the
next 35% receive  three stars.  For periods  ended
February  28,  1999,  both funds were rated  among
1,576 and 1,109  municipal  fixed income funds for
three  and  five  years,  respectively,   and  the
Maryland Tax-Free Bond Fund was also rated among 369 funds for the 10-year period. Of course, past trends may not continue.

     Morningstar   proprietary   ratings   reflect
historical risk-adjusted performance as of 2/28/99
and may change  monthly.  Ratings  are  calculated
from the funds' 3-, 5-, and 10-year average annual
returns in excess of 90-day  Treasury bill returns
with appropriate fee adjustments and a risk factor
that  reflects  fund   performance   below  90-day
Treasury   bill   returns.   Maryland   Short-Term
Tax-Free Bond Fund had 4 stars for the 3- and 5-year periods. Maryland Tax-Free Bond Fund had 4 stars for the 3- and 5-year periods and 3 stars for the 10-year period.

==================================================

     Maryland's economic growth rate has fully recovered from the recession of the early 1990s. Official data suggest the state matched the national employment growth rate of about 2% in 1998. Maryland per capita income was recently measured at 112% of the national average, another sign of economic strength. As a result, state and local government finances are in solid shape, with tax revenues running ahead of forecasts. A history of conservative fiscal management reassures us that Maryland's budget will remain balanced even as planned income tax cuts are phased in.

     [Shown here bar chart with data on new issue volume from 1993 through 1998. Data and sample for the chart are attached; Source: Securities Data Co.]

     New debt issuance in Maryland rose sharply in 1998 to $3.8 billion, up 33% from 1997 and the highest level since 1993. The increase reflected the state's strong economy and also refinancings by issuers taking advantage of lower interest rates. Steady issuance of general obligation debt from the state and local governments as well as a series of large financings for hospitals, including the Helix Health System, the Upper Chesapeake Hospitals group, and the Johns Hopkins Medical System, gave us welcome opportunities to purchase new issues.

================================================================================
MARYLAND SHORT-TERM TAX-FREE BOND FUND
--------------------------------------------------------------------------------

    Performance Comparison
    ----------------------
    Periods Ended 2/28/99         6 Months        12 Months
    ---------------------         --------        ---------
    Maryland Short-Term
    Tax-Free Bond Fund             2.28%            4.46%
    Lipper Short Municipal
    Debt Funds Average             1.95             4.24
================================================================================

     Your fund posted solid returns for both the six and 12 months ended February 28, 1999, and outperformed its Lipper peer group. The majority of these results were derived from income, as the fund's dividends per share were virtually unchanged and its expense ratio of 0.62% was below the average for the 31 funds in its peer group. The fund continued to meet its broader objective of providing higher income than a money market fund while maintaining moderate price fluctuation. In the past six months and year, national tax-exempt money funds returned 1.31% and 2.81%, respectively, as measured by Lipper, Inc.

===============================
OUR STRATEGY WAS REWARDED
IN AUTUMN WHEN THE FED EASED,
PUSHING SHORT-TERM INTEREST
RATES LOWER . . .
===============================

     Our strategy over the past six months was to maintain a duration slightly longer than neutral. (Duration is a measure of price sensitivity to changes in interest rates. A fund having a duration of two years will have a 2% rise or fall in price in response to a one-percentage-point fall or rise in interest rates.) The absence of any inflationary pressures throughout the period as well as heightened global demand for Treasury bonds suggested to us that interest rates were likely to decline. In addition, supply and demand imbalances in the intermediate- and longer-term municipal market made these bonds an exceptional value. Our strategy was rewarded in autumn when the Fed eased, pushing short-term interest rates lower and bond prices higher.

     We maintained a long-duration approach through 1998. Economic growth in the fourth quarter exceeded expectations, and Treasury bond yields began to rise. The yield curve changed sharply as short-term taxable bond yields moved from below the federal funds target rate to above it. These events suggested a souring of market expectations as the effects of global crises receded and investors worried about the inflationary implications of the Fed's accommodative policy and high growth rates. Nevertheless, we did not immediately become defensive. Municipal yields did not fall as much as Treasuries and thus offered unusually attractive yields on a taxable-equivalent basis. Furthermore, we anticipated that increasing year-end demand for municipals, combined with waning supply over the Christmas holiday, would help keep municipal prices steady. Our strategy proved fruitful.

     Only near the end of the period, after municipal yields had declined in January, did we alter our approach. Beginning in February, as short-term municipals resumed a more typical relationship to Treasury yields, we began to shorten duration slightly. However, we view this as a temporary tactic and will likely use any significant rise in yields to extend duration, since we expect inflation to remain low.

     As interest rates have declined over the past several years, we have made considerable headway in maintaining the fund's income by seeking bonds of various sectors and credit qualities that offer higher yields. In our August report, we noted that the fund's combined exposure to two high-quality, modest-yielding sectors -- general obligations and prerefunded issues -- had declined from 68% to 61%. Over the last six months, we reduced this total further to 50% and shifted assets toward higher-yielding hospital, solid waste, and education revenue bonds of various qualities. As a result, the fund's average credit quality declined slightly from AA+ to AA. Since income tends to be the greatest contributor to this fund's returns over longer time periods, we make every effort to purchase higher-yielding issues that are viewed favorably by our credit research staff.

================================================================================
MARYLAND TAX-FREE BOND FUND
--------------------------------------------------------------------------------

    Performance Comparison
    ----------------------
    Periods Ended 2/28/99         6 Months        12 Months
    ---------------------         --------        ---------
    Maryland Tax-Free
    Bond Fund                      2.35%            5.80%
    Lipper Maryland Municipal
    Debt Funds Average             1.91             5.04

================================================================================

     The fund's results were well above its Lipper peer group average for the past 6- and 12-month periods. The majority of total return was generated by income. Net asset value was marginally lower than six months ago and was only modestly higher from one year ago, while dividends per share remained fairly steady.

     Low expenses were an important part of this success. As of December 31, 1999, the fund's expense ratio of 0.51% was in the lowest 10% of the 35 funds in its category and was less than half the category average of 1.09%, according to Lipper, Inc. This made it possible to distribute higher levels of income. We have also sought to preserve our dividend yield by opting to hold many bonds purchased years ago in higher interest rate environments. When these bonds mature, we will reinvest the proceeds (as well as new cash) in longer-term securities to take advantage of the better yields available on longer bonds.

     We extended duration in the second quarter of 1998 to seven years and maintained this posture through the end of the period, taking advantage of strong supply trends in the final months of 1998. (See Maryland Short-Term Tax-Free Bond Fund for an explanation of duration.) The fund's sector positioning shifted modestly as the period progressed. Our holdings of high-quality prerefunded bonds declined slightly from 18% to 16% of the portfolio as some of these bonds either matured or were sold to buy new longer-term issues. Our exposure to hospital revenue bonds rose from 15% to 17%. We also increased our holdings of educational revenue bonds, principally issues of The Johns Hopkins University and the University of Maryland.

===============================
AT YEAR-END, WE BECAME
A BIT MORE CAUTIOUS . . .
AND BUILT UP OUR CASH
RESERVES MODESTLY.
===============================

     At year-end, we became a bit more cautious about the municipal environment and, therefore, built up our short-term reserves modestly. This approach reflected our concerns about greater-than-expected economic strength and the Fed's less-accommodative stance. We were also mindful that the first quarter is often not a strong one for municipal bonds. Should municipals come under pressure, we expect to use these cash reserves to take advantage of higher yields.

     Credit quality remained high for the fund overall. T. Rowe Price's own credit analysts rate the portfolio at a relatively high AA- average quality, while the national rating agencies rate it even higher, at AA. There are only limited opportunities in Maryland to buy lower-quality, high-yield bonds, but when such investments are available, our analysts carefully review them for suitability for the fund.

================================================================================
OUTLOOK
--------------------------------------------------------------------------------

     Recent increases in municipal yields have caused us to take a more neutral stance in our portfolios over the short term. However, we expect problems overseas to result in slower economic growth later in 1999. Consumer spending in the U.S. is likely to slow as a result of an upward drift in unemployment, a low or nonexistent savings rate, and moderating stock market gains. These factors should keep inflation in check and pave the way for stable to lower interest rates as the year progresses, which should be positive for bonds. Moreover, municipal bonds are appealing relative to other fixed income securities. Going forward, we think Maryland municipal bonds offer good value for state residents at every income tax level.

Respectfully submitted,

/s/

Charles B. Hill
Chairman of the Investment Advisory Committee
Maryland Short-Term Tax-Free Bond Fund

/s/

Mary J. Miller
Chairman of the Investment Advisory Committee
Maryland Tax-Free Bond Fund

March 19, 1999

================================================================================
T. Rowe Price Maryland Tax-Free Funds
--------------------------------------------------------------------------------
Portfolio Highlights
KEY STATISTICS
                                                         8/31/98       2/28/99
                                                         -------       -------
Maryland Short-Term Tax-Free Bond Fund
--------------------------------------
Price Per Share                                         $  5.15        $  5.17
Dividends Per Share
     For 6 months                                          0.10           0.10
     For 12 months                                         0.20           0.19
Dividend Yield *
     For 6 months                                          3.86%          3.80%
     For 12 months                                         3.94           3.85
30-Day Standardized Yield                                  3.40           2.93
Weighted Average Maturity (years)                          2.8            2.6
Weighted Average Effective Duration (years)                2.5            2.3
Weighted Average Quality **                                AA+            AA

Maryland Tax-Free Bond Fund
---------------------------
Price Per Share                                         $ 10.75       $  10.73
Dividends Per Share
     For 6 months                                          0.27           0.27
     For 12 months                                         0.55           0.54
Dividend Yield *
     For 6 months                                          5.18%          5.15%
     For 12 months                                         5.33           5.21
30-Day Standardized Yield                                  4.31           4.03
Weighted Average Maturity (years)                          15.9           15.8
Weighted Average Effective Duration (years)                 6.9            6.9
Weighted Average Quality **                                 AA             AA
--------------------------------------------------------------------------------
* Dividends earned and reinvested for the periods indicated are annualized and divided by the fund's net asset value at the end of the period.
**   Based on T. Rowe Price research.
================================================================================

T. Rowe Price Maryland Tax-Free Funds
--------------------------------------------------------------------------------
PORTFOLIO HIGHLIGHTS
SECTOR DIVERSIFICATION
                                                 Percent of       Percent of
                                                 Net Assets       Net Assets
                                                    8/31/98          2/28/99
                                                    -------          -------
MARYLAND SHORT-TERM TAX-FREE BOND FUND
--------------------------------------
Prerefunded Bonds                                     39%              32%
Hospital Revenue                                       7                11
General Obligation - State                             8                10
Solid Waste Revenue                                    6                10
Educational Revenue                                    7                10
General Obligation - Local                            14                8
Life Care/Nursing Home Revenue                         5                6
Ground Transportation Revenue                          5                4
Lease Revenue                                          4                3
Housing Finance Revenue                                1                2
Nuclear Revenue                                        -                2
All Other                                              3                3
Other Assets Less Liabilities                          1                -1
Total                                                100%             100%

MARYLAND TAX-FREE BOND FUND
---------------------------
Hospital Revenue                                      15%              17%
Prerefunded Bonds                                     18               16
Housing Finance Revenue                               15               14
General Obligation - Local                             9                9
Educational Revenue                                    4                6
Ground Transportation Revenue                          5                5
Escrowed to Maturity                                   3                5
General Obligation - State                             5                4
Solid Waste Revenue                                    4                4
Lease Revenue                                          3                4
Water and Sewer Revenue                                4                3
Electric Revenue                                       4                3
Miscellaneous Revenue                                  3                3
Dedicated Tax Revenue                                  2                3
Life Care/Nursing Home Revenue                         2                2
All Other                                              3                3
Other Assets Less Liabilities                          1                -1
Total                                                100%             100%
================================================================================
T. ROWE PRICE MARYLAND TAX-FREE FUNDS
--------------------------------------------------------------------------------
PERFORMANCE COMPARISON
----------------------
     These charts show the value of a hypothetical $10,000 investment in each fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based average or index. The index return does not reflect expenses, which have been deducted from the fund's return.

================================================================================
AVERAGE ANNUAL COMPOUND TOTAL RETURN
--------------------------------------------------------------------------------
     This table shows how each fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

                                                               Since  Inception
Periods Ended 2/28/99         1 Year   5 Years   10 Years  Inception       Date
---------------------         ------   -------   --------  ---------  ---------
Maryland Short-Term
Tax-Free Bond Fund            4.46%     4.27%        --      4.37%      1/29/93
Maryland Tax-Free Bond Fund   5.80      6.17        7.63%      --       3/31/87
---------------------------
     Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase.
================================================================================
T. ROWE PRICE MARYLAND SHORT-TERM TAX-FREE BOND FUND
--------------------------------------------------------------------------------
For a share outstanding throughout each period
Financial Highlights
                               Year
                              Ended
                            2/28/99    2/28/98    2/28/97    2/29/96   2/28/95
                            -------    -------    -------    -------   -------
NET ASSET VALUE
Beginning of period       $   5.14   $   5.11   $   5.15   $   5.04   $  5.09
------------------------------------------------------------------------------
Investment activities
  Net investment income       0.19*      0.20*      0.20*      0.21*     0.18*
  Net realized and
  unrealized gain (loss)      0.03       0.03      (0.04)      0.11     (0.05)
------------------------------------------------------------------------------
  Total from
  investment activities       0.22       0.23       0.16       0.32      0.13
------------------------------------------------------------------------------
Distributions
  Net investment income      (0.19)     (0.20)     (0.20)     (0.21)    (0.18)
------------------------------------------------------------------------------
NET ASSET VALUE

End of period             $   5.17   $   5.14   $   5.11   $   5.15   $  5.04

Ratios/Supplemental=Data======================================================
Total return**                4.46%*     4.56%*     3.26%*     6.49%*   2.64%*
------------------------------------------------------------------------------
Ratio of total expenses to
average net assets            0.62%*     0.65%*     0.65%*     0.65%*   0.65%*
------------------------------------------------------------------------------
Ratio of net investment
income to average
net assets                    3.80%*     3.89%*     3.98%*     4.14%*   3.59%*
------------------------------------------------------------------------------
Portfolio turnover rate      46.4%      60.4%      21.4%      39.3%     105.3%
------------------------------------------------------------------------------
Net assets, end of period
(in thousands)             $122,552   $109,424   $102,252   $ 85,784  $ 74,808
------------------------------------------------------------------------------

** Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

* Excludes expenses in excess of a 0.65% voluntary expense limitation in effect through 6/30/98, and a 0.60% voluntary expense limitation in effect from 7/1/98 through 2/28/99.

The accompanying notes are an integral part of these financial statements.
================================================================================

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND
--------------------------------------------------------------------------------
For a share outstanding throughout each period
Financial Highlights

                                Year
                               Ended
                             2/28/99   2/28/98    2/28/97   2/29/96   2/28/95
                             -------   -------    -------   -------   -------
NET ASSET VALUE
Beginning of period       $   10.67   $ 10.35   $  10.40   $  9.99   $  10.45
-------------------------------------------------------------------------------
Investment activities
  Net investment income        0.54      0.55       0.56      0.57       0.56
  Net realized and
  unrealized gain (loss)       0.06      0.32      (0.05)     0.41      (0.44)
-------------------------------------------------------------------------------
  Total from
  investment activities        0.60      0.87       0.51      0.98       0.12
-------------------------------------------------------------------------------
Distributions
  Net investment income       (0.54)    (0.55)     (0.56)    (0.57)     (0.56)
  Net realized gain                -        -           -         -     (0.02)
-------------------------------------------------------------------------------
  Total distributions         (0.54)    (0.55)     (0.56)    (0.57)     (0.58)
-------------------------------------------------------------------------------
NET ASSET VALUE

End of period             $   10.73   $ 10.67   $  10.35   $ 10.40   $   9.99
===============================================================================
Ratios/Supplemental=Data=======================================================
Total return**                 5.80%     8.68%      5.12%    10.00%      1.43%
-------------------------------------------------------------------------------
Ratio of total expenses to
average net assets              0.51%     0.51%      0.54%     0.54%      0.57%
-------------------------------------------------------------------------------
Ratio of net investment
income to average
net assets                      5.10%     5.31%      5.47%     5.53%      5.73%
-------------------------------------------------------------------------------
Portfolio turnover rate        15.4%     19.2%      26.2%     23.9%      28.9%
-------------------------------------------------------------------------------
Net assets, end of period
(in thousands)            $1,063,161  $926,416  $ 819,981  $798,589  $ 724,823
-------------------------------------------------------------------------------

** Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

The accompanying notes are an integral part of these financial statements.
================================================================================

T. ROWE PRICE MARYLAND SHORT-TERM TAX-FREE BOND FUND
--------------------------------------------------------------------------------
                                                           February 28, 1999
STATEMENT OF NET ASSETS
                                                            Par        Value
                                                              In thousands
MARYLAND==93.9%
Anne Arundel County, GO
    TECP, 2.40%, 3/1/99                                   $ 2,000  $  2,000
-------------------------------------------------------------------------------
    Consolidated Solid Waste
        5.75%, 2/1/04 *                                       350       379
-------------------------------------------------------------------------------
        6.00%, 2/1/01 *                                       350       366
-------------------------------------------------------------------------------
        6.00%, 2/1/02 *                                       350       372
-------------------------------------------------------------------------------
        6.00%, 2/1/03 *                                       325       351
-------------------------------------------------------------------------------
    Water and Sewer, 4.75%, 9/1/01                          1,030     1,064
-------------------------------------------------------------------------------
Baltimore City, GO, Consolidated Public Improvement
        7.50%, 10/15/00 (FGIC Insured)                        500       533
-------------------------------------------------------------------------------
Baltimore City
    Water Projects
        6.50%, 7/1/20 (MBIA Insured)
        (Prerefunded 7/1/00+)                                 195       203
-------------------------------------------------------------------------------
    Consolidated Public Improvement
        6.90%, 4/1/06 (Prerefunded 4/1/00+)                 1,000     1,060
-------------------------------------------------------------------------------
    Metropolitan Dist., 6.80%, 4/1/00                         500       519
-------------------------------------------------------------------------------
Baltimore County
    Consolidated Public Improvement
        6.00%, 7/1/05 (Prerefunded 7/1/02+)                   500       546
-------------------------------------------------------------------------------
    Spring Hill Apartments
        VRDN (Currently 2.95%) (GNMA Guaranteed)            1,400     1,400
-------------------------------------------------------------------------------
    Stella Maris
        7.50%, 3/1/21 (Prerefunded 3/1/01+)                 1,000     1,097
-------------------------------------------------------------------------------
Baltimore County Economic Dev.
    Maryvale Preparatory School Fac.
        6.50%, 5/1/08                                       1,000     1,008
-------------------------------------------------------------------------------
Charles County, County Commissioners
    Fox Chase Apartments, 7.25%, 10/1/01                      290       293
-------------------------------------------------------------------------------
    New Forest Apartments, 7.25%, 11/1/01                     555       561
-------------------------------------------------------------------------------
Howard County, GO, Consolidated Public Improvement
        5.875%, 5/15/12 (Prerefunded 5/15/03+)              1,520     1,647
-------------------------------------------------------------------------------

Howard County, Metropolitan Dist.
        7.125%, 5/15/11 (Prerefunded 5/15/00+)                500       528
-------------------------------------------------------------------------------
        7.15%, 5/15/20 (Prerefunded 5/15/00+)                 500       529
-------------------------------------------------------------------------------
Laurel, 6.60%, 7/1/03 (MBIA Insured) (Prerefunded 7/1/99+)    375       409
-------------------------------------------------------------------------------
Maryland, GO
        6.50%, 3/15/05 (Prerefunded 3/15/01+)               2,000   $ 2,150
-------------------------------------------------------------------------------
    State and Local Fac.
        5.00%, 7/15/01                                      5,000     5,186
-------------------------------------------------------------------------------
        5.00%, 10/15/02                                       930       975
-------------------------------------------------------------------------------
        7.00%, 10/15/02 (Prerefunded 10/15/00+)             1,000     1,065
-------------------------------------------------------------------------------
Maryland Energy Fin. Admin.
    Solid Waste Disposal, 5.10%, 12/1/99 *                    450       457
-------------------------------------------------------------------------------
    Wheelabrator Water Technologies
        5.75%, 12/1/04                                      2,570     2,784
-------------------------------------------------------------------------------
Maryland HHEFA
    Bradford Oaks Nursing and Rehabilitation Center
        5.125%, 1/1/00                                        200       201
-------------------------------------------------------------------------------
        5.375%, 1/1/01                                        200       204
-------------------------------------------------------------------------------
    Broadmead
        4.60%, 7/1/01                                         375       381
-------------------------------------------------------------------------------
        4.90%, 7/1/04                                         250       258
-------------------------------------------------------------------------------
    Charity Obligation Group, 4.60%, 11/1/26                4,210     4,282
-------------------------------------------------------------------------------
    Charlestown Community VRDN (Currently 2.95%)              975       975
-------------------------------------------------------------------------------
    Daughters of Charity Hosp. VRDN (Currently 2.90%)       1,500     1,500
-------------------------------------------------------------------------------
    Doctor's Community Hosp.
        8.75%, 7/1/22 (Prerefunded 7/1/00+)                 5,815     6,347
-------------------------------------------------------------------------------
     Easton Memorial Hosp.
        5.00%, 7/1/00 (MBIA Insured)                          335       342
-------------------------------------------------------------------------------
        5.00%, 7/1/01 (MBIA Insured)                          360       370
-------------------------------------------------------------------------------
        5.00%, 7/1/02 (MBIA Insured)                          370       383
-------------------------------------------------------------------------------
        5.00%, 7/1/03 (MBIA Insured)                          390       406
-------------------------------------------------------------------------------
        5.00%, 7/1/04 (MBIA Insured)                          410       428
-------------------------------------------------------------------------------
        5.00%, 7/1/05 (MBIA Insured)                          430       450
-------------------------------------------------------------------------------

     Francis Scott Key Medical Center
        6.75%, 7/1/23 (FGIC Insured)
        (Prerefunded 7/1/00+)                               5,170     5,509
-------------------------------------------------------------------------------
    Good Samaritan Hosp
        4.90%, 7/1/00 (Escrowed to Maturity)                1,020     1,042
-------------------------------------------------------------------------------
    Greater Baltimore Medical Center
        6.75%, 7/1/19 (Prerefunded 7/1/01+)                 2,025     2,214
-------------------------------------------------------------------------------
Maryland HHEFA
    Johns Hopkins Univ.
        5.50%, 7/1/01                                       2,500   $ 2,619
-------------------------------------------------------------------------------
        5.50%, 7/1/02                                       4,000     4,240
-------------------------------------------------------------------------------
    Kennedy Krieger Institute
        6.00%, 7/1/01                                         125       131
-------------------------------------------------------------------------------
        6.00%, 7/1/02                                         220       233
-------------------------------------------------------------------------------
        6.00%, 7/1/03                                         380       406
-------------------------------------------------------------------------------
        6.00%, 7/1/04                                         405       437
-------------------------------------------------------------------------------
        6.00%, 7/1/05                                         430       468
-------------------------------------------------------------------------------
    Pooled Loan Program, VRDN (Currently 2.95%)             1,200     1,200
-------------------------------------------------------------------------------
    Stella Maris, 4.75%, 7/1/21                             4,625     4,690
-------------------------------------------------------------------------------
    Union Hosp. of Cecil County
        6.70%, 7/1/22 (Prerefunded 7/1/02+)                 1,225     1,362
-------------------------------------------------------------------------------
    Univ. of Maryland Medical System
        7.00%, 7/1/17 (FGIC Insured)
        (Prerefunded 7/1/01+)                               2,250     2,473
-------------------------------------------------------------------------------
Maryland Ind. Dev. Fin. Auth.
    American Center for Physics Headquarters Fac.
        5.80%, 1/1/01                                         400       413
-------------------------------------------------------------------------------
    Way Station, 4.90%, 12/31/11                            2,310     2,332
-------------------------------------------------------------------------------
Maryland Transportation Auth.
    Transportation Fac.
        5.20%, 7/1/00                                       4,000     4,103
-------------------------------------------------------------------------------
        6.10%, 7/1/00                                       1,100     1,140
-------------------------------------------------------------------------------
Maryland Water Quality Fin. Admin.
    Revolving Loan Fund
        6.70%, 9/1/13 (Prerefunded 9/1/01+)                 1,165     1,278
-------------------------------------------------------------------------------

Montgomery County, GO
        6.30%, 4/1/02                                       1,250     1,348
-------------------------------------------------------------------------------
        9.75%, 6/1/01                                       1,700     1,930
-------------------------------------------------------------------------------
Northeast Maryland Waste Disposal Auth.
    Montgomery County Resource Recovery
        5.70%, 7/1/03 *                                     4,000     4,267
-------------------------------------------------------------------------------
    Southwest Resource Recovery Fac.
        7.05%, 1/1/02 (MBIA Insured)                          500       544
-------------------------------------------------------------------------------
Northeast Waste Disposal Auth.
    Solid Waste
        5.30%, 7/1/00 *                                     1,765   $ 1,807
-------------------------------------------------------------------------------
        5.90%, 7/1/05 *                                     2,250     2,466
-------------------------------------------------------------------------------
Prince George's County
    Collington Episcopal, 5.40%, 4/1/02                       450       466
-------------------------------------------------------------------------------
    Dimensions Health
        7.25%, 7/1/17 (Prerefunded 7/1/02+)                 5,500     6,214
-------------------------------------------------------------------------------
    Equipment Acquistion Program, COP
        5.00%, 10/15/00 (MBIA Insured)                      4,050     4,157
-------------------------------------------------------------------------------
Prince George's County Housing Auth., Largo Oxford
        4.50%, 12/1/07 (Prerefunded 12/1/01+)               2,000     2,054
-------------------------------------------------------------------------------
Univ. of Maryland
    Auxiliary Fac. and Tuition
        5.00%, 4/1/02                                       3,145     3,274
-------------------------------------------------------------------------------
        6.40%, 4/1/06 (Prerefunded 10/1/02+)                  500       556
-------------------------------------------------------------------------------
        6.50%, 4/1/11                                       1,000     1,055
-------------------------------------------------------------------------------
Washington Suburban Sanitary Dist., GO
        6.40%, 11/1/04 (Prerefunded 11/1/01+)                 250       274
-------------------------------------------------------------------------------
        6.50%, 11/1/13 (Prerefunded 11/1/01+)               1,000     1,097
-------------------------------------------------------------------------------
        7.00%, 6/1/01                                       1,480     1,594
-------------------------------------------------------------------------------
        8.00%, 1/1/02                                       1,460     1,630
-------------------------------------------------------------------------------
Total Maryland (Cost  $113,325)                                      15,032
-------------------------------------------------------------------------------

PUERTO=RICO==6.6%==============================================================

Puerto Rico Commonwealth, GO, Public Improvement
        5.50%, 7/1/01 (AMBAC Insured)                       3,500     3,665
-------------------------------------------------------------------------------
Puerto Rico Ind. Medical and Environmental PCR
        4.25%, 9/1/13                                       1,500     1,522
-------------------------------------------------------------------------------
Puerto Rico Municipal Fin. Agency, GO
        5.50%, 7/1/00 (FSA Insured)                         2,790     2,872
-------------------------------------------------------------------------------
Total Puerto Rico (Cost  $7,971)                                      8,059
-------------------------------------------------------------------------------

U.=S.=VIRGIN=ISLANDS==1.0%
Virgin Island Water and Power Auth., 5.00%, 7/1/02          1,200     1,241

Total U. S. Virgin Islands (Cost  $1,217)                             1,241

=Total=Investments=in=Securities
 101.5% of Net Assets (Cost  $122,513)                        $     124,332

 Other Assets Less Liabilities                                       (1,780)

 NET ASSETS                                                   $     122,552

 Net Assets Consist of:
 Accumulated net investment income - net
     of distributions                                         $           2
 Accumulated net realized gain/loss - net
     of distributions                                                  (216)
 Net unrealized gain (loss)                                           1,819
 Paid-in-capital applicable to 23,712,461
     no par value shares of beneficial
     interest outstanding; unlimited
     number of shares authorized                                    120,947
 NET ASSETS                                                   $     122,552
 NET ASSET VALUE PER SHARE                                    $        5.17
--------------------------------------------------------------------------------
     *  Interest subject to alternative minimum tax
     +  Used in determining portfolio maturity
 AMBAC  AMBAC Indemnity Corp.
   COP  Certificates of Participation
  FGIC  Financial Guaranty Insurance Company
   FSA  Financial Security Assurance Corp.
  GNMA  Government National Mortgage Association
    GO  General Obligation
 HHEFA  Health & Higher  Educational  Facility  Authority
  MBIA  Municipal  Bond Investors Assurance Corp.
   PCR  Pollution Control Revenue
  TECP  Tax-Exempt Commercial Paper
  VRDN  Variable Rate Demand Note

   The accompanying notes are an integral part of these financial statements.
================================================================================

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND
--------------------------------------------------------------------------------
                                                             February 28, 1999
STATEMENT OF NET ASSETS
                                                              Par        Value
                                                                In thousands

MARYLAND==95.2%
Allegany Co., PCR, Westvaco, 6.20%, 1/1/08                 $ 1,350   $ 1,500
-----------------------------------------------------------------------------
Anne Arundel County, GO
        5.125%, 2/1/22                                       1,340     1,351
-----------------------------------------------------------------------------
        5.125%, 2/1/23                                       1,340     1,351
-----------------------------------------------------------------------------
    Consolidated General Improvement
        6.30%, 8/1/16                                          775       870
-----------------------------------------------------------------------------
        6.30%, 8/1/19                                          725       814
-----------------------------------------------------------------------------
        6.30%, 8/1/20                                          705       791
-----------------------------------------------------------------------------
        6.30%, 8/1/21                                          790       887
-----------------------------------------------------------------------------
    Consolidated Water and Sewer
        6.30%, 8/1/22                                          450       505
-----------------------------------------------------------------------------
        6.30%, 8/1/24                                          720       808
-----------------------------------------------------------------------------
        7.20%, 4/15/13
        (Prerefunded 4/15/00+)                                 625       665
-----------------------------------------------------------------------------
        7.20%, 4/15/14
        (Prerefunded 4/15/00+)                                 625       665
-----------------------------------------------------------------------------
    TECP, 2.40 - 2.90%, 3/1 - 3/2/99                         2,500     2,500
-----------------------------------------------------------------------------
Anne Arundel County
    Special Tax Dist., Farmington Village
        Zero Coupon, 10/15/08 (FGIC Insured)
        (Prerefunded 10/15/05)                               3,800     2,413
-----------------------------------------------------------------------------
        Zero Coupon, 10/15/09 (FGIC Insured)
        (Prerefunded 10/15/05+)                              4,600     2,748
-----------------------------------------------------------------------------
        Zero Coupon, 10/15/11 (FGIC Insured)
        (Prerefunded 10/15/05+)                              7,500     3,943
-----------------------------------------------------------------------------
        6.25%, 6/1/25                                        4,222     4,168
-----------------------------------------------------------------------------

    Consolidated Public Improvement
        Zero Coupon, 10/15/06 (FGIC Insured)                 3,100     2,187
-----------------------------------------------------------------------------
        Zero Coupon, 10/15/11 (FGIC Insured)                 2,240     1,262
-----------------------------------------------------------------------------
        5.50%, 10/15/09 (FGIC Insured)                       1,860     2,057
-----------------------------------------------------------------------------
        5.50%, 10/15/10 (FGIC Insured)                       2,615     2,898
-----------------------------------------------------------------------------
        5.50%, 10/15/16 (FGIC Insured)                       1,775     1,928
-----------------------------------------------------------------------------
        7.00%, 10/15/07 (MBIA Insured)                         500       600
-----------------------------------------------------------------------------
        7.00%, 10/15/08 (MBIA Insured)                       5,190     6,309
-----------------------------------------------------------------------------
        7.50%, 10/15/09 (FGIC Insured)                       2,635     3,359
-----------------------------------------------------------------------------
Baltimore City
    Board of Ed. Admin. Headquarters, COP
        5.00%, 4/1/13 (MBIA Insured)                       $ 3,460   $ 3,481
-----------------------------------------------------------------------------
        5.25%, 4/1/09 (MBIA Insured)                         2,790     2,916
-----------------------------------------------------------------------------
        5.25%, 4/1/10 (MBIA Insured)                         2,940     3,062
-----------------------------------------------------------------------------
        7.25%, 4/1/16 (MBIA Insured)                         3,200     3,384
-----------------------------------------------------------------------------
    Convention Center
        5.50%, 9/1/14 (MBIA Insured)                         4,000     4,315
-----------------------------------------------------------------------------
        6.00%, 9/1/17 (FGIC Insured)
        (Prerefunded 9/1/04+)                                5,180     5,740
-----------------------------------------------------------------------------
    Parking Fac.
        5.25%, 7/1/21 (FGIC Insured)                         2,000     2,097
-----------------------------------------------------------------------------
        5.90%, 7/1/11 (FGIC Insured)                           590       674
-----------------------------------------------------------------------------
        5.90%, 7/1/12 (FGIC Insured)                         1,195     1,364
-----------------------------------------------------------------------------
        5.90%, 7/1/13 (FGIC Insured)                         1,000     1,138
-----------------------------------------------------------------------------
        6.00%, 7/1/14 (FGIC Insured)                         5,155     5,918
-----------------------------------------------------------------------------
        6.00%, 7/1/15 (FGIC Insured)                         5,460     6,256
-----------------------------------------------------------------------------
        6.00%, 7/1/16 (FGIC Insured)                         5,785     6,618
-----------------------------------------------------------------------------
        6.00%, 7/1/17 (FGIC Insured)                         6,135     7,018
-----------------------------------------------------------------------------
        6.00%, 7/1/18 (FGIC Insured)                         6,505     7,455
-----------------------------------------------------------------------------

    Rivoli Office Building Fac., COP
        7.20%, 4/1/10 (MBIA Insured)
        (Prerefunded 4/1/00+)                                3,250     3,443
-----------------------------------------------------------------------------
        7.25%, 4/1/16 (MBIA Insured)
        (Prerefunded 4/1/00+)                                7,500     7,933
-----------------------------------------------------------------------------
    Tindeco Wharf Apartments
        6.60%, 12/20/24 (GNMA Guaranteed)                    1,000     1,066
-----------------------------------------------------------------------------
    Wastewater
        5.60%, 7/1/13 (MBIA Insured)                        19,300    21,350
-----------------------------------------------------------------------------
        5.65%, 7/1/20 (MBIA Insured)                         2,000     2,200
-----------------------------------------------------------------------------
    Water
        5.80%, 7/1/15 (FGIC Insured)                         3,350     3,627
-----------------------------------------------------------------------------
        6.00%, 7/1/15 (FGIC Insured)                         6,250     7,161
-----------------------------------------------------------------------------
Baltimore City, Port Fac., E.I. DuPont - Conoco
        6.50%, 10/1/11                                      10,400    11,400
-----------------------------------------------------------------------------
Baltimore County, GO
    COP, 7.10%, 10/1/12 (Prerefunded 10/1/99+)               3,195     3,336
-----------------------------------------------------------------------------
Baltimore County, GO
    Pension Funding
        5.125%, 8/1/12                                     $ 4,000   $ 4,229
-----------------------------------------------------------------------------
        5.125%, 8/1/14                                       4,300     4,484
-----------------------------------------------------------------------------
        5.125%, 8/1/15                                       4,195     4,344
-----------------------------------------------------------------------------
Baltimore County
    Golf Systems, VRDN (Currently 3.00%)                       250       250
-----------------------------------------------------------------------------
    North Brooke Apartments
        6.35%, 1/20/21 (GNMA Guaranteed)                     3,000     3,221
-----------------------------------------------------------------------------
    Pickersgill Retirement Community
        7.70%, 1/1/21 (Prerefunded 1/1/02+)                  3,550     3,989
-----------------------------------------------------------------------------
    Stella Maris, 7.50%, 3/1/21 (Prerefunded 3/1/01+)        2,760     3,028
-----------------------------------------------------------------------------
Baltimore County Economic Dev.
    Maryvale Preparatory School Fac., 6.50%, 5/1/11            600       606
-----------------------------------------------------------------------------
Calvert County, PCR, Baltimore Gas and Electric
        5.55%, 7/15/14                                       5,550     5,870
-----------------------------------------------------------------------------
Calvert County Economic Dev.
    Asbury Solomons Islands Facility
        5.00%, 1/1/27 (MBIA Insured)                         2,500     2,481
-----------------------------------------------------------------------------

Carroll County, GO
    Consolidated Public Improvement
    County Commissioners
        5.625%, 10/1/20                                      1,900     2,018
-----------------------------------------------------------------------------
        6.00%, 11/1/06 (Prerefunded 11/1/99+)                  800       832
-----------------------------------------------------------------------------
        7.30%, 10/1/20 (Prerefunded 10/1/00+)                2,000     2,164
-----------------------------------------------------------------------------
Carroll County
    Copper Ridge, 7.75%, 1/1/18                              3,000     3,224
-----------------------------------------------------------------------------
    Fairhaven, 7.75%, 1/1/11                                 1,000     1,057
-----------------------------------------------------------------------------
Charles County
    Holly Station, 6.45%, 5/1/26 (FHA Guaranteed)            1,780     1,920
-----------------------------------------------------------------------------
    New Forest Apartments
        6.10%, 11/1/28 (FHA Guaranteed)                      5,000     5,331
-----------------------------------------------------------------------------
Damascus Gardens Dev., Multi Family
        7.375%, 8/15/17 (FHA Guaranteed)
        (Escrowed to Maturity)                               3,780     4,682
-----------------------------------------------------------------------------
Frederick City, GO, General Improvement
        6.125%, 12/1/09 (FGIC Insured)                       1,840     2,021
-----------------------------------------------------------------------------
Frederick County, Buckinghams Choice, 5.90%, 1/1/17          1,655     1,656
-----------------------------------------------------------------------------
Gaithersburg Hosp. Fac.
    Asbury Methodist Home
        5.50%, 1/1/20                                        7,000     7,006
-----------------------------------------------------------------------------
Gaithersburg Hosp. Fac.
        7.85%, 1/1/20 (Prerefunded 1/1/00+)                $ 6,500   $ 6,871
-----------------------------------------------------------------------------
    Shady Grove Adventist Hosp.
        6.50%, 9/1/12 (FSA Insured)                          5,000     6,015
-----------------------------------------------------------------------------
Howard County, GO
    Metropolitan Dist.
        7.15%, 5/15/14 (Prerefunded 5/15/00+)                1,005     1,062
-----------------------------------------------------------------------------
        7.15%, 5/15/15 (Prerefunded 5/15/00+)                1,080     1,141
-----------------------------------------------------------------------------
        7.15%, 5/15/16 (Prerefunded 5/15/00+)                1,160     1,226
-----------------------------------------------------------------------------
        7.15%, 5/15/17 (Prerefunded 5/15/00+)                1,245     1,316
-----------------------------------------------------------------------------
Howard County
    COP, 8.15%, 2/15/20                                        470       660
-----------------------------------------------------------------------------
    Golf Course Fac., 6.00%, 2/15/21                         3,110     3,359
-----------------------------------------------------------------------------
Laurel, GO

        6.90%, 7/1/07 (MBIA Insured)
        (Prerefunded 7/1/01+)                                1,000     1,097
-----------------------------------------------------------------------------
        7.00%, 7/1/09 (MBIA Insured)
        (Prerefunded 7/1/01+)                                  550       604
-----------------------------------------------------------------------------
Maryland, GO
        5.25%, 6/15/09                                       1,250     1,341
-----------------------------------------------------------------------------
        5.70%, 3/15/10                                       5,000     5,471
-----------------------------------------------------------------------------
        6.84%, 8/1/12                                       10,000    10,775
-----------------------------------------------------------------------------
        7.00%, 10/15/03 (Prerefunded 10/15/00+)              2,000     2,139
-----------------------------------------------------------------------------
        7.10%, 10/15/04 (Prerefunded 10/15/00+)              3,000     3,227
-----------------------------------------------------------------------------
        7.15%, 7/15/13                                       7,500     8,372
-----------------------------------------------------------------------------
Maryland CDA
    Residential, 5.15%, 3/1/18 *                             5,000     4,995
-----------------------------------------------------------------------------
    Single Family
        4.70%, 4/1/10 *                                      2,105     2,090
-----------------------------------------------------------------------------
        5.60%, 4/1/18                                        4,250     4,352
-----------------------------------------------------------------------------
        5.85%, 7/1/27 *                                      7,000     7,349
-----------------------------------------------------------------------------
        5.875%, 7/1/16                                       3,950     4,194
-----------------------------------------------------------------------------
        5.875%, 4/1/17 *                                       870       898
-----------------------------------------------------------------------------
        5.875%, 9/1/25 *                                     3,500     3,649
-----------------------------------------------------------------------------
        6.00%, 4/1/17                                        2,500     2,648
-----------------------------------------------------------------------------
        6.45%, 4/1/14                                        1,000     1,068
-----------------------------------------------------------------------------
        6.75%, 4/1/10 *                                      5,000     5,304
-----------------------------------------------------------------------------
Maryland CDA
    Single Family
        6.75%, 4/1/26 *                                    $ 4,015   $ 4,305
-----------------------------------------------------------------------------
        6.80%, 4/1/22 *                                      3,680     3,926
-----------------------------------------------------------------------------
        6.80%, 4/1/24 *                                      2,720     2,902
-----------------------------------------------------------------------------
        6.85%, 4/1/11                                        4,895     5,140
-----------------------------------------------------------------------------
        7.00%, 4/1/14                                        2,720     2,925

-----------------------------------------------------------------------------
        7.05%, 4/1/17                                        4,750     5,108
-----------------------------------------------------------------------------
        7.25%, 4/1/11                                        2,000     2,098
-----------------------------------------------------------------------------
        7.25%, 4/1/19 *                                      9,000     9,459
-----------------------------------------------------------------------------
        7.25%, 4/1/27                                        9,250     9,705
-----------------------------------------------------------------------------
        7.375%, 4/1/10                                         495       514
-----------------------------------------------------------------------------
        7.40%, 4/1/17                                        5,395     5,513
-----------------------------------------------------------------------------
        7.60%, 4/1/17                                        2,200     2,277
-----------------------------------------------------------------------------
        7.875%, 4/1/07                                          30        30
-----------------------------------------------------------------------------
Maryland DOT, 6.80%, 11/1/05 (Prerefunded 11/1/99+)          5,500     5,750
-----------------------------------------------------------------------------
Maryland Economic Dev., Chesapeake Bay Foundation
        VRDN (Currently 2.90%)                               1,000     1,000
-----------------------------------------------------------------------------
Maryland Energy Fin. Admin.
    Wheelabrator Technologies
        6.30%, 12/1/10 *                                     6,145     6,796
-----------------------------------------------------------------------------
        6.45%, 12/1/16 *                                     2,600     2,845
-----------------------------------------------------------------------------
Maryland HHEFA
    Anne Arundel Medical Center
        5.10%, 7/1/18 (FSA Insured)                          1,000     1,012
-----------------------------------------------------------------------------
        5.125%, 7/1/28 (FSA Insured)                         4,000     4,039
-----------------------------------------------------------------------------
        5.125%, 7/1/33 (FSA Insured)                         2,000     2,011
-----------------------------------------------------------------------------
        5.25%, 7/1/12 (FGIC Insured)                         1,510     1,598
-----------------------------------------------------------------------------
        5.25%, 7/1/13 (FSA Insured)                          1,000     1,053
-----------------------------------------------------------------------------
    Bradford Oaks Nursing and Rehabilitation Center
        6.375%, 1/1/19                                       1,500     1,548
-----------------------------------------------------------------------------
        6.375%, 1/1/27                                       2,000     2,063
-----------------------------------------------------------------------------
    Broadmead, 7.625%, 7/1/10 (Prerefunded 7/1/99+)          1,320     1,367
-----------------------------------------------------------------------------
    Calvert Memorial Hosp., 5.00%, 7/1/28                    1,800     1,742
-----------------------------------------------------------------------------
    Catholic Health Service, VRDN (Currently 3.00%)          3,800     3,800
-----------------------------------------------------------------------------
    Charlestown Community, VRDN (Currently 2.90%)            1,000     1,000
-----------------------------------------------------------------------------

Maryland HHEFA
    Daughters of Charity Hosp.
        VRDN (Currently 2.90%)                             $ 4,000   $ 4,000
-----------------------------------------------------------------------------
        5.00%, 11/1/29                                       3,000     2,949
-----------------------------------------------------------------------------
    Deaton Hosp., VRDN (Currently 3.00%)                     1,000     1,000
-----------------------------------------------------------------------------
    Doctor's Community Hosp.
        5.50%, 7/1/24                                        3,000     2,975
-----------------------------------------------------------------------------
        8.75%, 7/1/22 (Prerefunded 7/1/00+)                  6,800     7,422
-----------------------------------------------------------------------------
    Francis Scott Key Medical Center
        5.00%, 7/1/18 (FGIC Insured)                         4,880     4,882
-----------------------------------------------------------------------------
        5.00%, 7/1/23 (FGIC Insured)                         3,000     2,967
-----------------------------------------------------------------------------
        7.00%, 7/1/10 (FGIC Insured)
        (Prerefunded 7/1/00+)                                2,000     2,137
-----------------------------------------------------------------------------
    Frederick Memorial Hosp.
        5.00%, 7/1/23 (FGIC Insured)                         5,500     5,439
-----------------------------------------------------------------------------
        5.00%, 7/1/28 (FGIC Insured)                         3,750     3,704
-----------------------------------------------------------------------------
    Good Samaritan Hosp.
        5.60%, 7/1/06 (Escrowed to Maturity)                 1,545     1,695
-----------------------------------------------------------------------------
        5.70%, 7/1/07 (Escrowed to Maturity)                 1,875     2,081
-----------------------------------------------------------------------------
        5.75%, 7/1/13 (Escrowed to Maturity)                 2,480     2,786
-----------------------------------------------------------------------------
        5.75%, 7/1/13 (AMBAC Insured)
        (Escrowed to Maturity)                               1,520     1,703
-----------------------------------------------------------------------------
        7.50%, 7/1/21 (Prerefunded 7/1/99+)                  4,000     4,142
-----------------------------------------------------------------------------
    Greater Baltimore Medical Center
        VRDN (Currently 3.00%)                               1,000     1,000
-----------------------------------------------------------------------------
    Helix Health
        5.00%, 7/1/27 (AMBAC Insured)
        (Escrowed to Maturity)                               8,700     8,692
-----------------------------------------------------------------------------
        5.125%, 7/1/10 (AMBAC Insured)
        (Escrowed to Maturity)                               2,585     2,760
-----------------------------------------------------------------------------
        5.125%, 7/1/11 (AMBAC Insured)
        (Escrowed to Maturity)                               2,850     3,017
-----------------------------------------------------------------------------
        5.125%, 7/1/12 (AMBAC Insured)
        (Escrowed to Maturity)                               2,055     2,157
-----------------------------------------------------------------------------
        5.25%, 8/15/38 (AMBAC Insured)                      20,000    20,836
-----------------------------------------------------------------------------

    Holy Cross Hosp.
        7.125%, 7/1/10 (AMBAC Insured),
          (Prerefunded 7/1/00+)                              1,400     1,499
-----------------------------------------------------------------------------
        7.50%, 7/1/01 (AMBAC Insured)
        (Prerefunded 7/1/00+)                                1,655     1,779
-----------------------------------------------------------------------------
Maryland HHEFA
    Howard County General Hosp.
        5.50%, 7/1/13 (Escrowed to Maturity)               $   595   $   630
-----------------------------------------------------------------------------
        5.50%, 7/1/21 (Escrowed to Maturity)                 5,600     5,881
-----------------------------------------------------------------------------
    Johns Hopkins Hosp.
        VRDN (Currently 2.90%)                               1,000     1,000
-----------------------------------------------------------------------------
        Zero Coupon, 7/1/19                                  9,460     3,342
-----------------------------------------------------------------------------
        7.00%, 7/1/23 (Prerefunded 7/1/00+)                  1,305     1,395
-----------------------------------------------------------------------------
    Johns Hopkins Medical Institute Parking Fac.
        5.375%, 7/1/20 (AMBAC Insured)                       5,550     5,712
-----------------------------------------------------------------------------
    Johns Hopkins Medicine HCGH,
        5.00%, 7/1/29 (MBIAInsured)                         10,750    10,666
-----------------------------------------------------------------------------
    Johns Hopkins Univ.
        5.125%, 7/1/20                                      15,350    15,580
-----------------------------------------------------------------------------
        5.25%, 7/1/15                                        5,000     5,230
-----------------------------------------------------------------------------
        5.25%, 7/1/16                                        7,540     7,847
-----------------------------------------------------------------------------
        5.25%, 7/1/17                                        3,100     3,210
-----------------------------------------------------------------------------
    Kennedy Kreiger Institute
        VRDN (Currently 3.00%)                                 700       700
-----------------------------------------------------------------------------
        6.75%, 7/1/22 (Prerefunded 7/1/01+)                  2,850     3,059
-----------------------------------------------------------------------------
        7.40%, 7/1/11 (Prerefunded 7/1/01+)                    370       409
-----------------------------------------------------------------------------
    Loyola College
        VRDN (Currently 2.95%) (MBIA Insured)                3,700     3,700
-----------------------------------------------------------------------------
        5.375%, 10/1/26 (MBIA Insured)                       6,820     7,029
-----------------------------------------------------------------------------
    Maryland General Hosp., 6.20%, 7/1/24 (MBIAInsured)      4,000     4,435
-----------------------------------------------------------------------------
    Memorial Hosp. at Easton
        5.00%, 7/1/09                                        1,030     1,073
-----------------------------------------------------------------------------

    Mercy Medical Center
        5.75%, 7/1/26 (FSA Insured)                          3,760     4,041
-----------------------------------------------------------------------------
        6.50%, 7/1/13 (FSA Insured)                          2,155     2,584
-----------------------------------------------------------------------------
    North Arundel Hosp., VRDN (Currently 3.00%)              3,100     3,100
-----------------------------------------------------------------------------
    Peninsula Regional Medical Center
        5.00%, 7/1/23 (MBIA Insured)                        10,000     9,888
-----------------------------------------------------------------------------
    Pooled Loan Program, VRDN (Currently 2.95%)             10,100    10,100
-----------------------------------------------------------------------------
    Sinai Hosp.
        7.30%, 7/1/05 (AMBAC Insured)
        (Prerefunded 7/1/00+)                                2,000     2,145
-----------------------------------------------------------------------------
    Union Hosp. of Cecil County
        4.70%, 7/1/10                                          275       277
-----------------------------------------------------------------------------
Maryland HHEFA
    Union Hosp. of Cecil County
        4.80%, 7/1/11                                      $   580   $   583
-----------------------------------------------------------------------------
        6.625%, 7/1/12                                       1,545     1,714
-----------------------------------------------------------------------------
    Union Memorial Hosp.
        6.60%, 7/1/06 (MBIA Insured) (Prerefunded 7/1/01+)     500       545
-----------------------------------------------------------------------------
        6.75%, 7/1/11 (MBIA Insured) (Prerefunded 7/1/01+)   3,000     3,278
-----------------------------------------------------------------------------
        6.75%, 7/1/21 (MBIA Insured) (Prerefunded 7/1/01+)   7,895     8,626
-----------------------------------------------------------------------------
    Univ. of Maryland Medical System
        5.00%, 7/1/20 (FGIC Insured)                         5,875     5,814
-----------------------------------------------------------------------------
        7.00%, 7/1/11 (MBIA Insured)
        (Prerefunded 7/1/01+)                                4,550     5,001
-----------------------------------------------------------------------------
        7.00%, 7/1/17 (FGIC Insured)
        (Prerefunded 7/1/01+)                                7,770     8,539
-----------------------------------------------------------------------------
        7.00%, 7/1/22 (FGIC Insured)                         2,020     2,579
-----------------------------------------------------------------------------
    Upper Chesapeake Hosp.
        5.125%, 1/1/33 (FSA Insured)                        16,075    16,154
-----------------------------------------------------------------------------
        5.125%, 1/1/38 (FSA Insured)                         6,160     6,191
-----------------------------------------------------------------------------
        5.50%, 1/1/20 (FSA Insured)                          3,000     3,134
-----------------------------------------------------------------------------

Maryland Ind. Dev. Fin. Auth.
    American Center for Physics Headquarters Fac.
        6.25%, 1/1/07                                        5,770     6,116
-----------------------------------------------------------------------------
        6.375%, 1/1/12                                       5,900     6,255
-----------------------------------------------------------------------------
        6.625%, 1/1/17                                       4,250     4,587
-----------------------------------------------------------------------------
    Associated Catholic Charities, 9.00%, 1/1/10               725       759
-----------------------------------------------------------------------------
    Bon Secours Health
        5.929%, 8/26/22 (FSA Insured)                       15,000    17,166
-----------------------------------------------------------------------------
    Holy Cross Health, 5.60%, 12/1/09                        2,780     3,071
-----------------------------------------------------------------------------
Maryland Local Gov't. Income Trust Capitalization
     Program, COP
        6.80%, 8/1/01                                        1,615     1,714
-----------------------------------------------------------------------------
        7.125%, 8/1/09                                       3,000     3,206
-----------------------------------------------------------------------------
Maryland Stadium Auth.
    Baltimore Convention Center Expansion
        5.875%, 12/15/11 (AMBAC Insured)                     2,025     2,241
-----------------------------------------------------------------------------
    Sports Fac.
        5.60%, 3/1/14 (AMBAC Insured)                        1,000     1,067
-----------------------------------------------------------------------------
        5.75%, 3/1/22 (AMBAC Insured)                        6,705     7,148
-----------------------------------------------------------------------------
        5.80%, 3/1/26 (AMBAC Insured)                        3,875     4,155
-----------------------------------------------------------------------------
Maryland Transportation Auth.
        Zero Coupon, 7/1/07 (FGIC Insured)                 $ 8,500   $ 6,008
-----------------------------------------------------------------------------
        Zero Coupon, 7/1/08 (FGIC Insured)                   2,000     1,348
-----------------------------------------------------------------------------
        Zero Coupon, 7/1/09 (FGIC Insured)                  10,410     6,662
-----------------------------------------------------------------------------
        6.80%, 7/1/16 (Escrowed to Maturity)                12,385    15,031
-----------------------------------------------------------------------------
    Baltimore-Washington Int'l. Airport
        6.25%, 7/1/14 (FGIC Insured) *                       3,105     3,417
-----------------------------------------------------------------------------
        6.40%, 7/1/19 (FGIC Insured) *                       4,555     4,820
-----------------------------------------------------------------------------

Maryland Water Quality Fin. Admin.
    Revolving Loan Fund
        Zero Coupon, 9/1/02                                  1,185     1,037
-----------------------------------------------------------------------------
        Zero Coupon, 9/1/07                                  1,125       782
-----------------------------------------------------------------------------
        6.00%, 9/1/15                                        1,600     1,754
-----------------------------------------------------------------------------
        6.70%, 9/1/13 (Prerefunded 9/1/01+)                  1,280     1,404
-----------------------------------------------------------------------------
        7.10%, 9/1/13 (Prerefunded 9/1/01+)                    985     1,090
-----------------------------------------------------------------------------
        7.25%, 9/1/11 (Prerefunded 9/1/00+)                  1,700     1,833
-----------------------------------------------------------------------------
        7.25%, 9/1/12 (Prerefunded 9/1/00+)                  2,000     2,157
-----------------------------------------------------------------------------
Maryland-National Capital Park and Planning Commission, GO
    Prince George's County
        5.375%, 1/15/16                                      1,300     1,358
-----------------------------------------------------------------------------
        5.375%, 1/15/17                                      1,200     1,253
-----------------------------------------------------------------------------
        6.90%, 7/1/05 (Prerefunded 7/1/00+)                  1,400     1,494
-----------------------------------------------------------------------------
        6.90%, 7/1/06 (Prerefunded 7/1/00+)                  1,350     1,440
-----------------------------------------------------------------------------
        6.90%, 7/1/07 (Prerefunded 7/1/00+)                  1,400     1,494
-----------------------------------------------------------------------------
        6.90%, 7/1/08 (Prerefunded 7/1/00+)                  1,400     1,494
-----------------------------------------------------------------------------
        6.90%, 7/1/09 (Prerefunded 7/1/00+)                  1,400     1,494
-----------------------------------------------------------------------------
Maryland-National Capital Park and Planning Commission
    Little Bennett Golf Fac.
        8.25%, 10/1/11 (Prerefunded 10/1/02+)                2,070     2,416
-----------------------------------------------------------------------------
Montgomery County
    Consolidated Public Improvement
        4.875%, 5/1/11                                       3,770     3,916
-----------------------------------------------------------------------------
        5.375%, 5/1/09                                       2,850     3,120
-----------------------------------------------------------------------------
        5.375%, 5/1/16                                       5,750     6,032
-----------------------------------------------------------------------------
        5.375%, 5/1/17                                       5,750     6,004
-----------------------------------------------------------------------------
        6.125%, 10/1/13 (Prerefunded 10/1/04+)               2,500     2,830
-----------------------------------------------------------------------------
        6.125%, 10/1/14 (Prerefunded 10/1/04+)               3,150     3,565
-----------------------------------------------------------------------------
        7.10%, 10/1/09 (Prerefunded 10/1/00+)                1,000     1,079
-----------------------------------------------------------------------------

Montgomery County
    Consolidated Public Improvement
        7.10%, 10/1/10 (Prerefunded 10/1/00+)              $ 1,840   $ 1,986
-----------------------------------------------------------------------------
    GO, 6.80%, 11/1/09 (Prerefunded 11/1/99+)                1,145     1,197
-----------------------------------------------------------------------------
    Golf Course, 6.125%, 10/1/22                             2,260     2,383
-----------------------------------------------------------------------------
Montgomery County Housing Opportunities Commission
    Multi-Family
        6.25%, 7/1/25                                        5,500     5,867
-----------------------------------------------------------------------------
        7.50%, 7/1/24                                        3,000     3,220
-----------------------------------------------------------------------------
    Single Family
        Zero Coupon, 7/1/28                                 13,500     2,775
-----------------------------------------------------------------------------
        5.05%, 7/1/28                                        1,715     1,699
-----------------------------------------------------------------------------
        5.40%, 7/1/16                                          450       459
-----------------------------------------------------------------------------
        5.75%, 7/1/13                                        2,000     2,122
-----------------------------------------------------------------------------
        5.80%, 7/1/17                                        1,000     1,047
-----------------------------------------------------------------------------
        5.90%, 7/1/17                                        2,000     2,119
-----------------------------------------------------------------------------
        6.00%, 7/1/17                                        4,110     4,379
-----------------------------------------------------------------------------
        6.50%, 7/1/11                                        2,830     3,022
-----------------------------------------------------------------------------
        6.65%, 7/1/16                                        2,235     2,397
-----------------------------------------------------------------------------
        6.80%, 7/1/17                                        2,750     2,881
-----------------------------------------------------------------------------
        6.90%, 7/1/19                                        2,000     2,055
-----------------------------------------------------------------------------
        7.50%, 7/1/17                                        1,775     1,849
-----------------------------------------------------------------------------
        7.625%, 7/1/17                                       2,105     2,135
-----------------------------------------------------------------------------
Montgomery County, PCR, Potomac Electric, 5.375%, 2/15/24    4,560     4,657
-----------------------------------------------------------------------------
Morgan State Univ., Academic Fees and Auxiliary Fac.
        6.05%, 7/1/15 (MBIA Insured)                         1,090     1,254
-----------------------------------------------------------------------------
Northeast Maryland Waste Disposal Auth.
    Montgomery County Resources
        6.00%, 7/1/08 *                                     10,000    11,109
-----------------------------------------------------------------------------
        6.20%, 7/1/10 *                                      7,750     8,357
-----------------------------------------------------------------------------
        6.30%, 7/1/16 (MBIA Insured) *                      13,985    15,344
-----------------------------------------------------------------------------

Prince George's County
    Dimensions Health
        5.375%, 7/1/14                                       2,685     2,650
-----------------------------------------------------------------------------
        7.00%, 7/1/01                                        1,900     2,039
-----------------------------------------------------------------------------
        7.00%, 7/1/22 (Prerefunded 7/1/02+)                  2,660     2,985
-----------------------------------------------------------------------------
        7.20%, 7/1/06 (Prerefunded 7/1/02+)                  2,405     2,707
-----------------------------------------------------------------------------
Prince George's County
    Solid Waste Management
        6.90%, 6/30/05 (Prerefunded 6/30/00+)              $ 1,500   $ 1,601
-----------------------------------------------------------------------------
        6.90%, 6/30/06 (Prerefunded 6/30/00+)                1,000     1,068
-----------------------------------------------------------------------------
        7.00%, 6/30/07 (Prerefunded 6/30/00+)                1,120     1,197
-----------------------------------------------------------------------------
        7.00%, 6/30/09 (Prerefunded 6/30/00+)                1,255     1,341
-----------------------------------------------------------------------------
Prince George's County, PCR
    Potomac Electric
        5.75%, 3/15/10                                       6,750     7,579
-----------------------------------------------------------------------------
        6.375%, 1/15/23                                      7,175     7,840
-----------------------------------------------------------------------------
Prince George's County Housing Auth.
    New Keystone, 6.80%, 7/1/25 (MBIA Insured)               2,600     2,766
-----------------------------------------------------------------------------
    Riverview Terrace Apartments
        6.70%, 6/20/20 (GNMA Guaranteed) *                   1,500     1,628
-----------------------------------------------------------------------------
    Single Family, 5.75%, 8/1/30 (GNMA Guaranteed) *         1,980     2,052
-----------------------------------------------------------------------------
    Stevenson Apartments
        6.35%, 7/20/20 (GNMA Guaranteed)                     2,200     2,319
-----------------------------------------------------------------------------
Prince George's County IDA
    Gabriel DuVall Law Building, 8.00%, 9/1/07               1,185     1,213
-----------------------------------------------------------------------------
    Upper Marlboro Justice Center
        5.25%, 6/30/19 (MBIA Insured)                        1,500     1,524
-----------------------------------------------------------------------------
Univ. of Maryland
        VRDN (Currently 2.90%)                                 500       500
-----------------------------------------------------------------------------

    Auxiliary Fac. and Tuition
        5.00%, 4/1/14                                        2,590     2,637
-----------------------------------------------------------------------------
        5.00%, 4/1/15                                        3,595     3,634
-----------------------------------------------------------------------------
        5.60%, 4/1/11                                        3,155     3,412
-----------------------------------------------------------------------------
        5.75%, 4/1/17                                        4,500     4,837
-----------------------------------------------------------------------------
        6.375%, 4/1/09                                       2,100     2,331
-----------------------------------------------------------------------------
        6.50%, 4/1/12                                          440       490
-----------------------------------------------------------------------------
        7.00%, 10/1/05 (Prerefunded 10/1/99+)                2,000     2,087
-----------------------------------------------------------------------------
        7.20%, 10/1/09 (Prerefunded 10/1/99+)                1,400     1,463
-----------------------------------------------------------------------------
    Equipment Loan Program
        VRDN (Currently 2.90%)                               2,500     2,500
-----------------------------------------------------------------------------
Washington County Sanitary Dist., GO
        6.875%, 2/1/10 (Prerefunded 2/1/00+)                 3,500     3,687
-----------------------------------------------------------------------------
        7.00%, 2/1/15 (Prerefunded 2/1/00+)                  2,000     2,109
-----------------------------------------------------------------------------
Washington Suburban Sanitary Dist., GO
        6.20%, 6/1/11                                      $ 2,400   $ 2,607
-----------------------------------------------------------------------------
        6.20%, 6/1/12                                        1,500     1,629
-----------------------------------------------------------------------------
        6.40%, 1/1/15                                        2,270     2,463
-----------------------------------------------------------------------------
        6.625%, 6/1/18 (Prerefunded 6/1/04+)                 3,665     4,145
-----------------------------------------------------------------------------
        6.90%, 6/1/08 (Prerefunded 6/1/00+)                  1,500     1,598
-----------------------------------------------------------------------------
        6.90%, 6/1/09 (Prerefunded 6/1/00+)                  2,300     2,449
-----------------------------------------------------------------------------
    General Construction, 5.125%, 6/1/20                     1,000     1,008
-----------------------------------------------------------------------------
    Sewer Disposal
        5.00%, 6/1/10                                        2,085     2,218
-----------------------------------------------------------------------------
        5.00%, 6/1/11                                        2,060     2,182
-----------------------------------------------------------------------------
    Water Supply
        5.00%, 6/1/10                                        2,580     2,744
-----------------------------------------------------------------------------
        5.00%, 6/1/11                                        2,545     2,696
-----------------------------------------------------------------------------
Worcester County Sanitary Dist.
        6.50%, 8/15/12 (Prerefunded 8/15/02+)                2,000     2,212
-----------------------------------------------------------------------------
Total Maryland (Cost  $940,562)                                    1,011,783
-----------------------------------------------------------------------------

PUERTO=RICO==5.3%============================================================

Puerto Rico Commonwealth, GO
        6.25%, 7/1/11 (MBIA Insured)                         2,000     2,354
-----------------------------------------------------------------------------
        6.25%, 7/1/12 (MBIA Insured)                         1,750     2,062
-----------------------------------------------------------------------------
Puerto Rico Electric Power Auth.
        4.75%, 7/1/24                                       11,500    10,899
-----------------------------------------------------------------------------
        7.00%, 7/1/11 (Prerefunded 7/1/01+)                  1,200     1,321
-----------------------------------------------------------------------------
Puerto Rico Highway and Transportation Auth.
        5.50%, 7/1/15 (FSA Insured)                          5,000     5,470
-----------------------------------------------------------------------------
        5.50%, 7/1/36                                        3,500     3,693
-----------------------------------------------------------------------------
Puerto Rico Infrastructure Fin. Auth., GO
        5.125%, 7/1/09 (AMBAC Insured)                      10,000    10,795
-----------------------------------------------------------------------------
Puerto Rico Municipal Fin. Agency, GO
        5.50%, 7/1/17 (FSA Insured)                          3,100     3,286
-----------------------------------------------------------------------------
        5.50%, 7/1/21 (FSA Insured)                          2,375     2,495
-----------------------------------------------------------------------------
        6.00%, 7/1/12 (FSA Insured)                          5,000     5,768
-----------------------------------------------------------------------------
        6.00%, 7/1/14 (FSA Insured)                          3,060     3,367
-----------------------------------------------------------------------------
Puerto Rico Public Finance,
    Commonwealth Appropriation
        5.375%, 6/1/17 (AMBAC Insured)                       5,000     5,353
-----------------------------------------------------------------------------
Total Puerto Rico (Cost  $52,930)                                     56,863

100.5% of Net Assets (Cost  $993,492)                          $   1,068,646

 Other Assets Less Liabilities                                        (5,485)

 NET ASSETS                                                    $   1,063,161

 Net Assets Consist of:
 Accumulated net investment income - net
     of distributions                                          $          18
 Accumulated net realized gain/loss - net
     of distributions                                                   (181)
 Net unrealized gain (loss)                                           75,154
 Paid-in-capital applicable to 99,119,594
     no par value shares of beneficial
     interest outstanding; unlimited
     number of shares authorized                                      988,170

 NET ASSETS                                                    $   1,063,161

 NET ASSET VALUE PER SHARE                                     $       10.73
--------------------------------------------------------------------------------
     *  Interest subject to alternative minimum tax
     +  Used in determining portfolio maturity
 AMBAC  AMBAC Indemnity Corp.
   CDA  Community Development Administration
   COP  Certificates of Participation
   DOT  Department of Transportation
  FGIC  Financial  Guaranty  Insurance  Company
   FHA  Federal Housing Authority
   FSA  Financial Security Assurance Corp.
  GNMA  Government National Mortgage Association
    GO  General Obligation
 HHEFA  Health & Higher Educational Facility Authority
   IDA  Industrial Development Authority
  MBIA  Municipal Bond Investors Assurance Corp.
   PCR  Pollution Control Revenue
  TECP  Tax-Exempt Commercial Paper
  VRDN  Variable Rate Demand Note

  The accompanying notes are an integral part of these financial statements.
================================================================================

T. ROWE PRICE MARYLAND TAX-FREE FUNDS
--------------------------------------------------------------------------------
Statement of Operations
                                             Short-Term
                                             Bond Fund   Bond Fund
                                             ---------   ---------
In thousands
                                                Year        Year
                                               Ended       Ended
                                              2/28/99     2/28/99
==Investment=Income================================================
  Interest income                          $   4,971   $  55,334
-------------------------------------------------------------------
  Expenses
   Investment management                         468       4,157
   Custody and accounting                        100         177
   Shareholder servicing                          89         582
   Legal and audit                                11          18
   Registration                                   10          18
   Prospectus and shareholder reports              8          60
   Trustees                                        6           9
   Miscellaneous                                   4          19
-------------------------------------------------------------------
   Total expenses                                696       5,040
   Expenses paid indirectly                       (2)         (5)
-------------------------------------------------------------------
   Net expenses                                  694       5,035
-------------------------------------------------------------------
  Net investment income                        4,277      50,299
-------------------------------------------------------------------
==Realized=and=Unrealized=Gain=(Loss)==============================
  Net realized gain (loss)
   Securities                                    435         463
   Futures                                         -          26
-------------------------------------------------------------------
   Net realized gain (loss)                      435         489
  Change in net unrealized gain or
     loss on securities                          271       4,337
===================================================================
  Net realized and unrealized gain (loss)        706       4,826
-------------------------------------------------------------------
  INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS                   $   4,983   $  55,125


The accompanying notes are an integral part of these financial statements.

================================================================================

T. ROWE PRICE MARYLAND TAX-FREE FUNDS
--------------------------------------------------------------------------------
Statement of Changes in Net Assets
                                    Short-Term Bond Fund          Bond Fund
In thousands
                                       Year                 Year
                                      Ended                Ended
                                     2/28/99   2/28/98    2/28/99     2/28/98
Increase=(Decrease)=in=Net=Assets============================================
Operations
  Net investment income           $   4,277 $   4,110  $  50,299  $   45,782
  Net realized gain (loss)              435       169        489       2,989
  Change in net unrealized
  gain or loss                          271       273      4,337      23,953
-----------------------------------------------------------------------------
  Increase (decrease) in
  net assets from operations          4,983     4,552     55,125      72,724
-----------------------------------------------------------------------------
Distributions to shareholders
  Net investment income              (4,277)   (4,110)   (50,299)    (45,782)
-----------------------------------------------------------------------------
Capital share transactions *
  Shares sold                        50,730    43,923    225,022     168,610
  Distributions reinvested            3,552     3,502     36,608      33,254
  Shares redeemed                   (41,860)  (40,695)  (129,711)   (122,371)
-----------------------------------------------------------------------------
  Increase (decrease) in
  net assets from capital
  share transactions                 12,422     6,730    131,919      79,493
Net=Assets===================================================================
Increase (decrease)
during period                        13,128     7,172    136,745     106,435
Beginning of period                 109,424   102,252    926,416     819,981
-------------------                 -------   -------    -------     -------
End of period                     $ 122,552 $ 109,424  $1,063,161   $926,416
--------------------------------------------------------------------------------
*Share information
    Shares sold                       9,854     8,599      21,026     16,096
    Distributions reinvested            690       686       3,419      3,171
    Shares redeemed                  (8,141)   (7,970)    (12,133)   (11,712)
-----------------------------------------------------------------------------
    Increase (decrease)
    in shares outstanding             2,403     1,315      12,312      7,555

The accompanying notes are an integral part of these financial statements.
================================================================================

T. Rowe Price Maryland Tax-Free Funds
--------------------------------------------------------------------------------
                                                               February 28, 1999
Notes to Financial Statements
================================================================================
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

     T. Rowe Price State Tax-Free Income Trust (the trust) is registered under the Investment Company Act of 1940. The Maryland Short-Term Tax-Free Bond Fund (the Short-Term Bond Fund) and the Maryland Tax-Free Bond Fund (the Bond Fund), nondiversified, open-end management investment companies, are two of the portfolios established by the trust and commenced operations on January 29, 1993, and March 31, 1987, respectively.

     The accompanying financial statements are prepared in accordance with generally accepted accounting principles for the investment company industry; these principles may require the use of estimates by fund management.

     Valuation Debt securities are generally traded in the over-the-counter market. Investments in securities are stated at fair value as furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

     Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of that fund, as authorized by the Board of Trustees.

     Premiums and Discounts Premiums and original issue discounts on municipal securities are amortized for both financial reporting and tax purposes. Market discounts are recognized upon disposition of the security as gain or loss for financial reporting purposes and as ordinary income for tax purposes.

     Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by each fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles. Expenses paid indirectly reflect credits earned on daily, uninvested cash balances at the custodian, used to reduce each fund's custody charges.

================================================================================

NOTE 2 - INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

     Purchases  and  sales  of  portfolio  securities,   other  than  short-term
securities, for the year ended February 28, 1999, were as follows:
--------------------------------------------------------------------------------
                                     Short-Term Bond Fund            Bond Fund
                                     --------------------            ---------
Purchases                                 $    58,340,000       $  253,356,000
Sales                                          51,389,000          149,135,000

================================================================================
NOTE 3 - FEDERAL INCOME TAXES
--------------------------------------------------------------------------------

     No provision for federal income taxes is required since each fund intends to continue to qualify as a regulated investment company and distribute all of its income. Capital loss carryforwards utilized by the Short-Term Bond Fund in fiscal 1999 amounted to $428,000. The Short-Term Bond Fund has capital loss carryforwards for federal income tax purposes of $121,000, all of which expire in 2004. The Short-Term Bond Fund intends to retain gains realized in future periods that may be offset by available capital loss carryforwards.

     In order for the Bond Fund's capital accounts and distributions to shareholders to reflect the tax character of certain transactions, the following reclassifications were made during the year ended February 28, 1999. The results of operations and net assets were not affected by the increases/(decreases) to these accounts.

--------------------------------------------------------------------------------
Undistributed net investment income                                 $    11,000
Undistributed net realized gain                                         (52,000)
Paid-in-capital                                                          41,000

================================================================================

     At February 28, 1999, the costs of investments for the Short-Term Bond and Bond Funds were substantially the same for federal income tax purposes as for financial reporting and totaled $122,513,000 and $993,492,000, respectively. Net unrealized gain (loss) on investments was as follows:

--------------------------------------------------------------------------------
                                     Short-Term Bond Fund            Bond Fund
                                     --------------------            ---------
Appreciated investments                      $  1,819,000       $   75,573,000
Depreciated investments                                --             (419,000)
Net unrealized gain (loss)                   $  1,819,000       $   75,154,000

================================================================================

NOTE 4 - RELATED PARTY TRANSACTIONS
--------------------------------------------------------------------------------

     The investment management agreement between each fund and T. Rowe Price Associates, Inc. (the manager) provides for an annual investment management fee, of which $36,000 and $342,000 were payable at February 28, 1999 by the Short-Term Bond and Bond Funds, respectively. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.10% of average daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by the manager or Rowe Price-Fleming International, Inc. (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.30% for assets in excess of $80 billion. At February 28, 1999, and for the year then ended, the effective annual group fee rate was 0.32%. Each fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

     Under the terms of the investment management agreement, the manager is required to bear any expenses through February 28, 1999, which would cause the Short-Term Bond Fund's ratio of expenses to average net assets to exceed 0.65% through June 30, 1998, and 0.60% thereafter through February 28, 1999. The fund is then required to reimburse the manager for these expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the fund's ratio of expenses to average net assets to exceed 0.60%. Pursuant to this agreement, $7,000 of management fees were not accrued by the Short-Term Bond Fund for the year ended February 28, 1999.

     In addition, each fund has entered into agreements with the manager and a wholly owned subsidiary of the manager, pursuant to which each fund receives certain other services. The manager computes the daily share price and maintains the financial records of each fund. T. Rowe Price Services, Inc., is each fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the funds. The Short-Term Bond and Bond Funds incurred expenses pursuant to these related party agreements totaling approximately $139,000 and $540,000, respectively, for the year ended February 28, 1999, of which $12,000 and $48,000, respectively, were payable at period-end.

================================================================================

T. Rowe Price Maryland Tax-Free Funds
--------------------------------------------------------------------------------
Report of Independent Accountants

To the Board of Trustees of T. Rowe Price State Tax-Free
Income Trust and Shareholders of Maryland Short-Term Tax-Free
Bond Fund and Maryland Tax-Free Bond Fund

     In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Maryland Short-Term Tax-Free Bond Fund and Maryland Tax-Free Bond Fund (two of the portfolios comprising T. Rowe Price State Tax-Free Income Trust, hereafter referred to as "the Funds") at February 28, 1999, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the fiscal periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 1999, by correspondence with custodians, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Baltimore, Maryland
March 17, 1999

================================================================================
T. Rowe Price Maryland Tax-Free Funds
--------------------------------------------------------------------------------
Tax Information (Unaudited) for the Tax Year Ended 2/28/99

     We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

     The Short-Term Bond and Bond Funds' dividend income included $4,244,000 and $49,696,000, respectively, which qualified as exempt-interest dividends.

================================================================================

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T. Rowe Price Associates
100 East Pratt Street
Baltimore, Maryland 21202

This report is authorized for
distribution only to shareholders
and to others who have received
a copy of the prospectus of the
T. Rowe Price Small-Cap Value Fund.

INVESTOR CENTERS:
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T. Rowe Price Investment Services, Inc., Distributor.          C12-050  2/28/99